Right of Use Assets	12 Months Ended
Dec. 31, 2025
Right of Use Assets [Abstract]
RIGHT OF USE ASSETS
8	RIGHT OF USE ASSETS

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Right-Of-Use Assets, cost
As at beginning of the year	307,323	307,323	75,723
Add: New right-of-use asset recognized	-	1,487,466	366,506
Less: Termination	-	(105,860)	(26,084)
Less: Modification	-	(69)	(17)
As at end of the year	307,323	1,688,860	416,128

Right-Of-Use Assets, accumulated amortization
As at beginning of the year	82,041	137,297	33,829
Amortization of the year	55,256	214,646	52,888
Less: Termination	-	(73,311)	(18,064)
As at end of the year	137,297	278,632	68,653

Right-Of-Use Assets, carrying amount
As at beginning of the year	225,282	170,026	41,894
As at end of the year	170,026	1,410,228	347,475

	As of
	December 31, 2024	December 31, 2025	December 31, 2025
	RM	RM	Convenience Translation USD
Lease Liability
As at beginning of the year	209,571	162,577	40,058
Add: New lease recognized	-	1,355,647	334,026
Add: Imputed interest	10,090	40,750	10,041
Less: Modification	-	(69)	(17)
Less: Principal repayment	(57,084)	(161,328)	(39,751)
Termination	-	(37,339)	(9,199)
As at end of the year/period	162,577	1,360,238	335,158

Lease liability current portion	52,768	323,500	79,709
Lease liability non-current portion	109,809	1,036,738	255,449
	162,577	1,360,238	335,158

Maturities of Lease
Year ending December 31, 2025	52,768	-	-
Year ending December 31, 2026	57,434	323,500	79,709
Year ending December 31, 2027	25,598	321,983	79,336
Year ending December 31, 2028	7,701	336,260	82,853
Year ending December 31, 2029	8,171	236,467	58,265
Year ending December 31, 2030	10,905	55,810	13,751
After December 31, 2030	-	86,218	21,244
	162,577	1,360,238	335,158